Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Equipment and Software, Net
7.	Property, Equipment and Software, Net
Property, equipment and software, net, consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Computer and electronic equipment	19,138	26,853
Office furniture and equipment	866	1,121
Leasehold improvements	22,156	32,053
Software	8,419	22,685

Total	50,579	82,712
Less: accumulated depreciation	(21,855)	(37,950)

Property, equipment and software, net	28,724	44,762

Depreciation expenses for the years ended December 31, 2019, 2020 and 2021 were RMB 6,687, RMB 12,892, and RMB 17,906
,
respectively. No impairment o
n
property, equipment and software was recorded for the years ended December 31, 2019, 2020 and 2021.